Investment in Limestone	6 Months Ended
Feb. 29, 2024
Investment in Limestone
Investment in Limestone

5. Investment in Limestone

On May 14, 2021, the Company subscribed for and purchased 3,400 senior unsecured subordinated convertible debentures of The Limestone Boat Company Limited [“Limestone”], a publicly traded company listed under the trading symbol "BOAT" on the TSX Venture Exchange [the "Debentures"], for an aggregate amount of $3,400,000.

The Debentures bore interest at a rate of 10% per annum, payable annually in arrears, and had a 36-month term [the “Term”]. The Debentures were convertible at any time at the option of the Company into common shares of Limestone [“Common Shares”] at a conversion price of $0.36 per Common Share [the “Conversion Price”]. If at any time following 120 days from the date of issuance of the Debentures [the “Closing Date“] and prior to the date that is 30 days prior to the end of the Term, the volume weighted average closing price of the Common Shares on the TSX Venture Exchange, or such other exchange on which the Common Shares may be listed, is equal to or higher than $0.50 per Common Share for 20 consecutive trading days, Limestone could have notified the Company that the Debentures will be automatically converted into Common Shares at the Conversion Price 30 days following the date of such notice.

The Investment in Limestone is carried at fair value through profit and loss and are considered as Level 3 financial instruments in the fair value hierarchy.

On January 20, 2023, Limestone announced that Limestone’s U.S. subsidiaries filed for voluntary petitions for relief under Chapter 7 of the Bankruptcy Code in the U.S. Bankruptcy Court for the Middle District of Tennessee. As a result, the Company recorded an impairment on the entire value of the Debentures at the amount $2,637,000 for the year ended August 31, 2023.

On July 18, 2023, the Company agreed to give Limestone the right to convert the Debentures into common shares of Limestone at a conversion price of $0.071, which was approved by the shareholders of Limestone and is awaiting the issuance of the Company’s shareholder certificate, following the exercise of the conversion right by Limestone. The Company maintained the fair value of its investment in Limestone at nil as at February 29, 2024 [August 31, 2023 – Nil].

For the three and six-month periods ended February 29, 2024, the Company recorded a loss on its investment in Limestone of nil [February 28, 2023 – $2,637,000 and $2,746,667, respectively] in net finance (income) expense [note 20].